SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 15, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capitalized Contract Cost [Line Items]
Amortization of capitalized contract costs		$ 10,000	$ 35,900	$ 18,100
Revenue		$ 2,622,121	2,919,403	3,343,821
Period of payment due from customers for accounts receivable		30 days
Current deferred revenue		$ 56,560	93,590	106,200
Non-current deferred revenue		100	100	200
Deferred revenue recognized during period		$ 67,200	$ 104,000
Change In Accounting Principle, Recording Revenue On Net Basis
Capitalized Contract Cost [Line Items]
Revenue				$ (242,600)
Angi
Capitalized Contract Cost [Line Items]
Period of membership subscription		1 year
Discontinued Operations, Disposed of by Sale | Mosaic Group
Capitalized Contract Cost [Line Items]
Deferred revenue related to business sold	$ 24,500
Discontinued Operations, Disposed of by Sale | Mosaic Group | App Store Fees
Capitalized Contract Cost [Line Items]
Capitalized contract cost amortization	$ 7,000